Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Going Concern

The Company does not currently generate significant recurring revenue and will require additional capital during the second and third quarters of 2018. As of March 31, 2018, the Company had an accumulated deficit of $110,828,039 and cash and cash equivalents of $154,205. For the three months ended March 31, 2018 and 2017, the net cash used by operating activities was $1,848,565 and $114,884, respectively. The Company incurred a net loss of $5,856,655 for the three months ended March 31, 2018 and a net loss of $5,537,936 for the year ended December 31, 2017. The operating losses and the Events of Default on the Note payable, product, related party (see Note 10) and Notes payable, related parties (see Note 11) create an uncertainty about the Company’s ability to continue as a going concern.

The continuation of the Company’s business is dependent upon raising additional capital during the second and third quarters of 2018 to fund operations. Management’s plans are to obtain additional capital in 2018 through investments by strategic partners for market opportunities, which may include strategic partnerships or licensing arrangements, or raise capital through the conversion of outstanding warrants, the issuance of common or preferred stock, securities convertible into common stock, or secured or unsecured debt. These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing shareholders. Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing transactions as discussed above should provide the necessary funding for the Company to continue as a going concern. If these efforts are unsuccessful, the Company may be forced to seek relief through a filing under the U.S. Bankruptcy Code. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

As shown in the accompanying consolidated financial statements, SANUWAVE Health, Inc. and Subsidiaries (the “Company”) incurred a net loss of $5,537,936 and $6,439,040 during the years ended December 31, 2017 and 2016, respectively, and the net cash used by operating activities was $1,528,971 and $3,199,453, respectively. As of December 31, 2017, the Company had a net working capital deficit of $9,955,113, total stockholders’ deficit of $9,880,827 and cash and cash equivalents of $730,184. These factors create an uncertainty about the Company’s ability to continue as a going concern.

The Company does not currently generate significant recurring revenue and will require additional capital during the second quarter of 2018. Although no assurances can be given, management of the Company believes that existing capital resources should enable the Company to fund operations into the second quarter of 2018.

The continuation of the Company’s business is dependent upon raising additional capital during the second quarter of 2018 and potentially into 2019 to fund operations. Management’s plans are to obtain additional capital in 2018 through investments by strategic partners for market opportunities, which may include strategic partnerships or licensing arrangements, or raise capital through the conversion of outstanding warrants, the issuance of common or preferred stock, securities convertible into common stock, or secured or unsecured debt. These possibilities, to the extent available, may be on terms that result in significant dilution to the Company’s existing shareholders. Although no assurances can be given, management of the Company believes that potential additional issuances of equity or other potential financing transactions as discussed above should provide the necessary funding for the Company to continue as a going concern. If these efforts are unsuccessful, the Company may be forced to seek relief through a filing under the U.S. Bankruptcy Code. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.